Property, Plant and Equipment	12 Months Ended
Dec. 31, 2020
Disclosure Of Property Plant And Equipment [Abstract]
Property, Plant and Equipment

10. PROPERTY, PLANT AND EQUIPMENT

	Freehold land	Buildings	Machinery and equipment	Computer and office equipment	Transportation equipment	Construction in progress	Total
	US’000	US$’000	US$’000	US$’000	US$’000	US$’000	US$’000
December 31, 2020
At January 1, 2020
Cost	2,889	32,527	27,992	1,314	42	10,136	74,900
Accumulated depreciation	—	(1,534)	(2,940)	(341)	(6)	—	(4,821)
Net carrying amount	2,889	30,993	25,052	973	36	10,136	70,079
At January 1, 2020, net of accumulated depreciation	2,889	30,993	25,052	973	36	10,136	70,079
Additions	—	—	—	560	—	49,497	50,057
Disposals	—	—	(165)	—	—	—	(165)
Depreciation provided during the year	—	(2,560)	(4,593)	(1,091)	(4)	—	(8,248)
Exchange realignment	—	375	775	12	2	204	1,368
Transfers from construction in progress	—	12,929	8,459	1,422	—	(22,810)	—
At December 31, 2020, net of accumulated depreciation	2,889	41,737	29,528	1,876	34	37,027	113,091
At December 31, 2020:
Cost	2,889	45,831	37,400	3,308	44	37,027	126,499
Accumulated depreciation	—	(4,094)	(7,872)	(1,432)	(10)	—	(13,408)
Net carrying amount	2,889	41,737	29,528	1,876	34	37,027	113,091

10. PROPERTY, PLANT AND EQUIPMENT (CONTINUED)

	Freehold land	Buildings	Machinery and equipment	Computer and office equipment	Transportation equipment	Construction in progress	Total
	US’000	US$’000	US$’000	US$’000	US$’000	US$’000	US$’000
December 31, 2019
At January 1, 2019
Cost	—	127	4,217	367	43	24,335	29,089
Accumulated depreciation	—	(30)	(830)	(73)	(1)	—	(934)
Net carrying amount	—	97	3,387	294	42	24,335	28,155
At January 1, 2019, net of accumulated depreciation	—	97	3,387	294	42	24,335	28,155
Additions	2,889	9,476	1,586	53	—	32,310	46,314
Disposals	—	—	(74)	—	—	—	(74)
Depreciation provided during the year	—	(1,505)	(2,219)	(273)	(4)	—	(4,001)
Exchange realignment	—	(77)	(70)	(4)	(2)	(162)	(315)
Transfers from construction in progress	—	23,002	22,442	903	0	(46,347)	—
At December 31, 2019, net of accumulated depreciation	2,889	30,993	25,052	973	36	10,136	70,079
At December 31, 2019:
Cost	2,889	32,527	27,992	1,314	42	10,136	74,900
Accumulated depreciation	—	(1,534)	(2,940)	(341)	(6)	—	(4,821)
Net carrying amount	2,889	30,993	25,052	973	36	10,136	70,079

During the years ended December 31, 2020 and 2019, the additions of property, plant and equipment included the charge from a customer under a license and collaboration agreement amounting to US$13,663,000 and US$19,765,000 , respectively.